Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Jun. 11, 2018
Registrant Name	Amplify ETF Trust
Central Index Key	0001633061
Amendment Flag	false
Document Creation Date	Jun. 11, 2018
Document Effective Date	Jun. 11, 2018
Prospectus Date	Jun. 11, 2018